Interest-Bearing Bank Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | $	$ 30,357						$ 4,307
Undrawn borrowing facilities (in Dollars) | $
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non-Revolving Facility Agreement, 5.22% Interest, Due March 22,2023, Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | ¥									¥ 10,000
Interest rate									5.22%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non-Revolving Facility Agreement, 4.8% Interest, Maturity Due April 24,2023, Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | ¥				¥ 30,000				¥ 20,000
Interest rate				4.00%				4.80%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 4.2 Interest Maturity Due March 26, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | ¥		¥ 20,000				¥ 20,000
Interest rate	4.00%	4.00%				4.20%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 4.0 Interest Maturity Due September 17, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | ¥					¥ 10,000
Interest rate					4.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 4.0 Interest Maturity Due September 18, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | ¥					¥ 10,000
Interest rate					4.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 6.78 Interest Maturity Due November 27, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | $			$ 3,000
Interest rate			6.78%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 6.3 Interest Maturity Due December 26, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | $	$ 4,000
Interest rate	6.30%	6.30%
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non Revolving Facility Agreement, 6.0 Interest Maturity Due November 14, 2024 Guaranteed [Member]
Interest-Bearing Bank Borrowings (Details) [Line Items]
Facility amount | $	$ 10,650
Interest rate	6.00%	6.00%